Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Marketable securities (Abstract)
Marketable Securities	$ 1,664	$ 2,534		$ 2,500
Proceeds from sale of marketable securities	1,098	0	0
Gain on sale of marketable securities	95	0	0
Net gain on marketable securities included in accumulated OCI	$ 133